Description of Business (Details) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Aug. 26, 2021	May 06, 2021	Apr. 19, 2021	Mar. 23, 2021	Mar. 17, 2021	Feb. 01, 2021	Mar. 02, 2020
Description of Business (Details) [Line Items]
Capital Expenditure, Discontinued Operations						$ 12,500
Shares Issued, Shares, Share-based Payment Arrangement, after Forfeiture (in Shares)								6,975,000
Shares Issued, Value, Share-based Payment Arrangement, after Forfeiture		$ 2,564	$ 7,792	$ 7,897	$ 60,842		$ 67,623	$ 212,187
Shares Issued, Price Per Share (in Dollars per share)			$ 0.034		$ 0.034		$ 0.0305	$ 0.034	$ 0.25	$ 0.25	$ 0.01	$ 0.26	$ 0.31	$ 0.25
Series A Preferred Stock [Member]
Description of Business (Details) [Line Items]
Shares Issued, Shares, Share-based Payment Arrangement, after Forfeiture (in Shares)	4,800
Shares Issued, Value, Share-based Payment Arrangement, after Forfeiture	$ 71,558
Shares Issued, Price Per Share (in Dollars per share)	$ 14.91														$ 14.91